Income Taxes - Schedule of Income Before Income Tax, Domestic and Foreign (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Loss Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from continuing operations before income taxes	$ (7,900,491)	$ (7,810,664)
United States [Member]
Income Loss Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from continuing operations before income taxes	(6,550,167)	(6,925,267)
Foreign [Member]
Income Loss Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from continuing operations before income taxes	$ (1,350,324)	$ (885,397)